Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

Note 4 — Income Taxes

In June 2012, we received a $730 research and development tax credit refund, based upon qualified research and development expenditures of our Australian subsidiary for its tax period ended June 30, 2011.  The Australian research and development tax credit is paid as a refundable credit to small and medium enterprises.  We have not completed the Australian tax return for the period ended June 30, 2012; therefore, we have reflected no net benefit related to the Australian research and development tax credit for that period.

Note 4—Income Taxes

       Domestic and foreign loss before provision for income taxes consists of the following:

	December 31, 2011	December 31, 2010
Domestic	(11,252)	(2,207)
Foreign	(4,944)	(5,563)

Total	(16,196)	(8,270)

       The components of income tax expense for the years ended December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010
Income tax provision:
Current:
United States and state	(115)	—
Foreign	—	(670)
Deferred:
United States and state	—	—
Foreign	—	—

Total income tax (benefit) expense	(115)	(670)

       Actual income tax expense differs from statutory federal income tax benefit for the years ended December 31, 2011 and 2010 as follows:

	December 31, 2011	December 31, 2010
Statutory federal income tax benefit	(5,555)	(2,812)
State tax benefit, net of federal taxes	(727)	(417)
Foreign tax	199	225
R&D tax credit rebate	(265)	(670)
Valuation allowance increase	6,121	3,033
Other	112	(29)

Total income tax (benefit) expense	(115)	(670)

       Deferred taxes as of December 31, 2011 and 2010 consist of the following:

	December 31, 2011	December 31, 2010
Deferred tax assets (liabilities):
Accrued expenses	115	120
Stock based compensation	658	385
Capitalized patent costs	126	140
Deferred rent	78	—
Fixed assets	(76)	—
R&D credits	150	—
Other	7	7
Net operating losses	22,357	16,210

	23,415	16,862
Less: valuation allowance	(23,415)	(16,862)

	—	—

       As of December 31, 2011, we had United States net operating loss (NOL) carryforwards of approximately $14.6 million for U.S. income tax purposes, which expire in 2023 through 2031, and NOLs in the Commonwealth of Australia of approximately $54.1 million which we can carry forward indefinitely. United States net operating loss carryforwards cannot be used to offset taxable income in foreign jurisdictions. In addition, future utilization of net operating loss carryforwards in the United States may be subject to certain limitations under Section 382 of the Internal Revenue Code. This section generally relates to a 50 percent change in ownership of a company over a three-year period. No formal study has been prepared as of the balance sheet date to determine any applicable limitations on the utilization of the United States net operating losses.

       We received a $670 fully refundable research and development tax credit in 2010, determined as a combined average of 44% of qualified research and development expenditures of our Australian subsidiary for its tax period ended June 30, 2010. The Australian research and development tax credit is paid as a refundable credit to small and medium enterprises for tax years ending on or before June 30, 2011, when total research and development expenses of the Australian subsidiary are less than A$2 million for the tax period. If total eligible research and development expenses exceed A$2 million, the tax credit is instead applied as a carryforward reduction against future income taxes. We have not completed the Australian tax return for the period ended June 30, 2011, and cannot be assured that our total eligible research and development expenses will be less than A$2 million. Therefore, we have reflected $0 net benefit related to the research and development credit for 2011. We also computed a $115 fully refundable research and development tax credit for the state of Minnesota for the fiscal year ended June 30, 2011. This credit is computed as a percentage of qualified research expenditures that were incurred in the state of Minnesota during the fiscal year. We have not yet completed a study to determine whether a similar credit will be generated for the six months ended December 31, 2011; therefore, we have reflected $0 net benefit related to the Minnesota research and development credit for the six months ended December 31, 2011.

       We provide for a valuation allowance when it is more likely than not that we will not realize a portion of the deferred tax assets. We have established a valuation allowance for United States and foreign deferred tax assets due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. For the years ended December 31, 2011 and 2010, the valuation allowance increased by $6.6 million and $4.5 million, respectively. Changes in the valuation allowance do not equal the amounts reflected in the statutory rate reconciliation due to fluctuating currency exchange rates.

       The Company has adopted accounting guidance related to uncertain tax positions. This accounting guidance prescribes a recognition threshold and measurement attribute for recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The adoption of uncertain tax position guidance did not have a material impact on the Company's consolidated financial statements. Additionally, the adoption of the guidance had no impact on retained earnings. The Company had no material uncertain tax positions as of December 31, 2011 or December 31, 2010.

       We recognize interest and penalties on unrecognized tax benefits as well as interest received from favorable tax settlements within income tax expense. Upon adoption of this guidance, we recognized no interest or penalties related to uncertain tax positions. During the years ended December 31, 2011 and 2010 we recorded no accrued interest or penalties related to uncertain tax positions.

       The fiscal tax years ended June 30, 2008 through December 31, 2011 remain open to examination by the Internal Revenue Service. For the states of California and Minnesota, all years subsequent to the fiscal tax year ended June 30, 2006 are also open to examination. Additionally, the returns of the Company's Australian subsidiary are subject to examination by Australian tax authorities for the fiscal tax years ended June 30, 2007 through June 30, 2011.